CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (863,448)	$ (593,748)	$ (31,055)
Net loss from discontinued operations, net of tax	0	0	(189)
Net loss from continuing operations	(863,448)	(593,748)	(30,866)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	863,413	103,210	11,695
Non-cash lease expense	122,748	20,404	16
Amortization of debt discounts and issuance costs	33,376	16,533	3,803
Loss on fair value adjustments	755,929	533,952	2,884
Stock-based compensation	31,487	15,154	1,490
Debt extinguishment loss	11,708	0	0
Deferred income taxes	112,785	35,816	(1,284)
Other non-cash reconciling items	3,286	632	0
Changes in operating assets and liabilities, net of effect of business acquisition:
Accounts receivable	(279,720)	(162,413)	(1,893)
Prepaid expenses and other current assets	(29,200)	(71,964)	(1,047)
Accounts payable and accrued expenses	510,568	26,807	1,404
Deferred revenue	2,049,068	1,986,304	9,354
Lease liabilities	(87,611)	(9,302)	0
Other non-current assets	(485,332)	(67,317)	87
Other liabilities	111	(1,418)	0
Net cash (used in) provided by continuing operations	2,749,168	1,832,650	(4,357)
Net cash provided by operating activities-discontinued operations	0	0	5,267
Net cash provided by (used in) operating activities	2,749,168	1,832,650	910
Cash flows from investing activities:
Purchase of property and equipment, including capitalized internal-use software	(8,702,078)	(2,943,130)	(72,404)
Sale of available-for-sale marketable securities	2,470	5,689	7,000
Maturities of marketable securities	185,218	0	0
Purchase of restricted marketable securities	(34,053)	(171,734)	0
Purchase of strategic investments	(50,000)	(33,000)	0
Issuance of notes receivable	(59,615)	0	0
Other investing activities	0	(5,535)	(14,852)
Net cash used in investing activities by continuing operations	(8,658,058)	(3,147,710)	(80,256)
Net cash provided by investing activities-discontinued operations	0	0	1,073
Net cash provided by (used in) investing activities	(8,658,058)	(3,147,710)	(79,183)
Cash flows from financing activities:
Proceeds from issuance of debt	7,022,291	1,415,862	60,000
Proceeds from issuance of convertible debt	0	0	30,000
Repayments of debt	(588,555)	(2,180)	(3,055)
Payment of debt issuance costs	(3,786)	(12,053)	(1,651)
Issuance of redeemable convertible preferred stock, net of issuance costs	1,172,476	420,765	0
Redeemable convertible preferred stock cash dividends paid	(57,745)	0	0
Proceeds from exercise of stock options	2,890	1,669	0
Common stock repurchased	(1,470)	(32,054)	0
Proceeds from issuance of common stock	0	14,837	0
Other financing activities	(81,453)	(19,095)	(3,840)
Net cash provided by (used in) financing activities	7,464,648	1,787,751	81,454
Net increase in cash, cash equivalents, and restricted cash	1,555,758	472,691	3,181
Cash, cash equivalents, and restricted cash-beginning of period	480,075	7,384	4,203
Cash, cash equivalents, and restricted cash-end of period	2,035,833	480,075	7,384
Supplemental disclosures of cash flow information:
Cash paid for interest, net of capitalized amounts	183,657	105	5,124
Cash paid for income taxes	14,332	214	255
Non-cash investing and financing activities:
Capitalized interest	31,714	41,376	0
Operating lease right-of-use assets acquired through lease liability	2,222,257	481,145	1,210
Right-of-use assets for lease modification and renewals	18,987	0	0
Finance lease right-of-use assets acquired through lease liability	141,916	0	14,622
Derivative liabilities from issuance of convertible notes	0	0	10,841
Accounts payable and accrued expenses related to property and equipment additions	892,632	482,330	0
Issuance of common stock in connection with conversion of convertible notes	1,080,295	0	0
Settlement of Series B tranche liability	69,598	45,531	0
Non-cash investments	10,133	0	0
Stock-based compensation capitalized as internal-use software	7,100	2,216	0
Deferred offering costs not yet paid	7,951	0	0
Reconciliation of cash, cash equivalents, and restricted cash to consolidated balance sheets:
Cash and cash equivalents	1,361,083	217,147	7,384
Restricted cash and cash equivalents, current	37,394	42,940	0
Restricted cash and cash equivalents, non-current	637,356	219,988	0
Total cash, cash equivalents, and restricted cash	$ 2,035,833	$ 480,075	$ 7,384